Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2020 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 41,357,542
Computable equity	173,448,698
Capital surplus	$ 132,091,156